Acquisitions of Aegc and Ril (Details) - CAD ($)		1 Months Ended	12 Months Ended
	Dec. 15, 2022	Nov. 24, 2021	Sep. 30, 2022
Acquisitions of Aegc and Ril (Details) [Line Items]
Convertible debt, percentage			100.00%
Subscription Agreement [Member]
Acquisitions of Aegc and Ril (Details) [Line Items]
Stock purchase agreement, description		Pursuant to the Stock Purchase Agreement and Subscription Agreement, the Company acquired 70% of the equity of Ameri-Can and 77.78% of the voting equity of AEGC for an aggregate purchase price of: (i) $1,250,000 in cash and the issuance of 201,614 shares of Company common stock (the “Purchaser Shares”) to the Sellers at a share price of $6.20 with a value of $1,250,000; and (ii) $2,500,000 in cash to subscribe additional 900 common shares of AEGC. Of the remaining 30% of the equity Ameri-Can, 10% is held by one Seller and represents non-voting and non-dilutable equity.
Acquisition of RIL [Member]
Acquisitions of Aegc and Ril (Details) [Line Items]
Common shares, percentage	80.00%
Total consideration (in Dollars)	$ 1,000,000